Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	$ (81,040,908)	$ 68,344,527	$ 73,034,549
Denominator:
Weighted average number of shares outstanding, basic	107,558,506	113,482,239	127,129,478
Weighted average number of shares outstanding-diluted	107,569,181	114,100,896	129,140,830
Basic earnings per share	$ (0.75)	$ 0.60	$ 0.57
Diluted earnings per share	$ (0.75)	$ 0.60	$ 0.57
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	10,674	618,657	1,728,058
Anti-dilutive shares	0	0	0
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	283,294
Anti-dilutive shares	803,427	876,400	1,019,128